Fresh Start Accounting And Effects Of Plan - Additional Information (Detail) (USD $)	1 Months Ended					1 Months Ended										12 Months Ended	1 Months Ended							1 Months Ended
	Feb. 24, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 24, 2012 Seller financing [Member]	Feb. 24, 2012 Reorganization items [Member]	Feb. 24, 2012 Reorganization items [Member] Senior Secured Term Loan [Member]	Feb. 24, 2012 Reorganization items [Member] Senior Subordinated Secured Notes Due 2017 [Member]	Feb. 24, 2012 Construction management contracts [Member]	Feb. 24, 2012 Home in backlog [Member]	Feb. 24, 2012 Joint venture management fees [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Convertible preferred stock [Member]	Feb. 24, 2012 Convertible preferred stock [Member] Reorganization items [Member]	Feb. 24, 2012 Common Stock and Warrants [Member] Reorganization items [Member]	Feb. 24, 2012 Old Common Stock [Member]	Feb. 24, 2012 New Common Stock [Member]	Feb. 24, 2012 Retained Earnings (Accumulated Deficit) [Member] Successor [Member]	Feb. 24, 2012 Minimum [Member]	Feb. 24, 2012 Maximum [Member]	Feb. 24, 2012 Scenario one [Member]	Feb. 24, 2012 Scenario two [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments [Member]		Feb. 24, 2012 Fresh Start Accounting Adjustments [Member] Book Value [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments [Member] Fair Value [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments [Member] Convertible preferred stock [Member]
Fresh-Start Adjustment [Line Items]
Required emergence of voting shares	50.00%
Weighted average cost of capital	16.50%
Enterprise value	$ 485,000,000																									$ 485,000,000
Total debt	384,500,000
Growth rate	3.00%
Note payable, fair value													74,009,000	35,471,000	13,248,000									6,300,000	56,300,000
Note payable, book value																								6,500,000	55,000,000
Adjustment of one note payable																								(200,000)	1,300,000
Risk adjusted discount rate																								12.50%	12.50%
Debt instrument outstanding amount					2,900,000			75,000,000
Debt maturity period after plan of reorganization	6 days
Notes payable						9,000,000							74,009,000	35,471,000	13,248,000
Secured debt							235,000,000	75,000,000
Debt, renegotiated	384,500,000	360,471,000	338,248,000										563,492,000	360,471,000	338,248,000											384,500,000
Residual fair value of equity	100,500,000																									100,500,000
Equity value allocation, term to liquidity event						3 years
Equity value allocation, volatility based on public company comparables						59.00%
Equity value allocation, risk-free rate based on a 3 year treasury rate						0.43%
Equity value allocation, dividend yield																	6.00%
Equity value allocation, discount for lack of marketability																		38.00%
Preferred stock value																56,400,000	56,400,000									56,400,000				56,400,000
Common stock value						43,100,000																				44,100,000
Warrants value						1,000,000
Estimated fair value of intangible assets	9,500,000
Net cash received from the issuance of new equity	81,000,000
Repayment of DIP financing	5,200,000
Payment of financing fees	2,600,000
Other reorganization related costs	5,400,000
LSTC comprised of Old Notes	283,500,000			283,483,000									489,483,000		325,000,000
Related accrued interest	15,300,000
Successor's equity value													(179,516,000)	309,968,000	62,712,000											100,500,000
Cash received for fair value of Convertible Preferred Stock issued	50,000,000															50,000,000										50,000,000
New common stock, shares issued	92,400,000
New common stock, par value	$ 0.01												$ 0.01
Old common stock, shares repurchased	1,000
Adjustment to additional paid-in capital																			48,900,000	27,700,000
Accumulated deficit												235,600,000														5,830,000	[1]
Adjustment to notes receivable	1,000,000																									(996,000)	[2]
Notes receivable with a book value	6,200,000
Notes receivable with fair value	5,200,000
Percentage of discounted future interest received	10.00%
Adjustment to real estate inventory	1,200,000
Unleveled discount rate for using project forecasts	20.00%
Property & equipment, net																										(421,000)	[3]	1,000,000	600,000
Identifiable intangible assets									4,600,000	4,000,000	800,000															9,470,000	[4]
Estimated margin on estimated costs of warranty required to transfer litigation liability																						17.00%	19.00%
Estimated margin	9.40%
Accumulated deficit																					0					5,800,000
Adjustment to minority interest	$ 8,100,000																									$ (1,588,000)	[5]	$ 9,700,000	$ 8,100,000
Discount rate for using cash flow approach project and estimated cash distributed to minority member of entity																										17.80%

[1]	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[2]	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
[3]	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an "As Is" Basis using market comparables.
[4]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[5]	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.